Basis of Presentation and General Information - Additional Information (Details)	Dec. 31, 2017
Property Plant And Equipment
Number of vessels	36
Suezmax Crude Oil Tankers
Property Plant And Equipment
Number of vessels	4
Medium Range Tankers
Property Plant And Equipment
Number of vessels	21
Post Panamax Container Carrier Vessels
Property Plant And Equipment
Number of vessels	10
Capesize Bulk Carrier
Property Plant And Equipment
Number of vessels	1